Subsequent Events (Details)					3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2025 USD ($) shares	Feb. 19, 2025 USD ($)	Feb. 05, 2025 USD ($) installment	Jan. 01, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	May 31, 2024 USD ($)
Subsequent Events
Loan principal secured amount													$ 500,000
Percentage of interest on loans													10.00%
Issuance of common stock						$ 38,503,670	$ 8,249,971	$ 32,818,130	$ 7,500,001	$ 0
Class C Common Stock
Subsequent Events
Issuance of Class B common stock to Sponsor (in shares) | shares									528,914
Loan and Security Agreement
Subsequent Events
Loan principal secured amount						$ 5,400,000
Percentage of interest on loans						18.50%
Guaranteed loan
Subsequent Events
Loan principal secured amount								$ 8,500,000
Percentage of interest on loans								10.00%
Angel Studios Licensing, LLC | Loan and Security Agreement
Subsequent Events
Loan paid for working capital			$ 5,400,000
Number of quarterly installments | installment			9
Loan is repayable in quarterly installments			$ 700,000
Subsequent event
Subsequent Events
Percentage of default interest			2.00%
Amount of gross receipts			$ 21,800,000
Issuance of common stock				$ 14,100,000
Subsequent event | Class C Common Stock
Subsequent Events
Issuance of Class B common stock to Sponsor (in shares) | shares	201,946				431,402
Issuance of common stock	$ 7,900,000				$ 14,100,000
Subsequent event | Loans Collateralized With Bitcoin Assets
Subsequent Events
Loan principal secured amount											$ 13,500,000	$ 13,500,000
Subsequent event | Loans Collateralized With Bitcoin Assets | Minimum
Subsequent Events
Percentage of interest on loans											11.50%	11.50%
Subsequent event | Loans Collateralized With Bitcoin Assets | Maximum
Subsequent Events
Percentage of interest on loans											15.00%	15.00%
Subsequent event | Guaranteed loan
Subsequent Events
Payments under guarantee		$ 2,000,000
Subsequent event | Angel Studios Licensing, LLC | Loan and Security Agreement
Subsequent Events
Loan paid for working capital			5,400,000
Licensing receivables			$ 18,000,000
Number of quarterly installments | installment			9
Loan is repayable in quarterly installments			$ 700,000
Quarterly payments through licensing receivables			700,000
Additional costs includes setup fee			100,000
Additional costs includes legal fee			30,000,000
Long term debt, priority payments			$ 6,300,000